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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31,1999

                 Check here if Amendment |_|: Amendment Number:

                        This Amendment (Check only one.):

                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Chieftain Capital Management, Inc.

Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas D. Stern
Title: Director
Phone: (212) 421-9760

Signature, Place, and Date of Signing:

___________________/s/__________________________

New York, New York
May 14, 1999

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $1,448,373 (thousands)

List of Other Included Managers:  NONE

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                           FORM 13F INFORMATION TABLE

     Column 1               Column 2      Column 3      Column 4                Column 5
----------------------------------------------------------------------------------------------------
                                                         Value      Shares or
  Name of Issuer         Title of Class     CUSIP       (x$1000)  principal amt   SH/PRN    Put/Call
----------------------------------------------------------------------------------------------------
SHAW
COMMUNICATIONS INC            CLB        82028K 20 0    590,060    17,089,252       SH
----------------------------------------------------------------------------------------------------
ALBERTA ENERGY LTD            COM        012873 10 5    300,372    12,228,633       SH
----------------------------------------------------------------------------------------------------
MEDIAONE GROUP INC            COM        58440J 10 4    212,613     3,351,540       SH
----------------------------------------------------------------------------------------------------
TCA CABLE TV INC              COM        872241 10 4    179,637     4,129,585       SH
----------------------------------------------------------------------------------------------------
HORACE MANN
EDUCATORS CORP NEW            COM        440327 10 4     67,909     2,928,695       SH
----------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO           COM        025816 10 9     64,135       544,670       SH
----------------------------------------------------------------------------------------------------
FEDERAL HOME LN
MTG CORP                      COM        313400 30 1     33,647       587,088       SH
----------------------------------------------------------------------------------------------------

COLUMN TOTALS                                         1,448,373
----------------------------------------------------------------------------------------------------
            GRAND TOTAL                               1,448,373

                            Column 6    Column 7              Column 8
--------------------------------------------------------------------------------
                                                         Voting Authority
                           Investment    Other     -----------------------------
                           Discretion   Managers      Sole      Shared    None
--------------------------------------------------------------------------------
SHAW
COMMUNICATIONS INC            SOLE                 17,089,252
--------------------------------------------------------------------------------
ALBERTA ENERGY LTD            SOLE                 12,228,633
--------------------------------------------------------------------------------
MEDIAONE GROUP INC            SOLE                  3,351,540
--------------------------------------------------------------------------------
TCA CABLE TV INC              SOLE                  4,129,585
--------------------------------------------------------------------------------
HORACE MANN
EDUCATORS CORP NEW            SOLE                  2,928,695
--------------------------------------------------------------------------------
AMERICAN EXPRESS CO           SOLE                    544,670
--------------------------------------------------------------------------------
FEDERAL HOME LN
MTG CORP                      SOLE                    587,088
--------------------------------------------------------------------------------